Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Mar. 29, 2019	Dec. 31, 2018	Nov. 09, 2017	Apr. 06, 2017	Jul. 08, 2016	Jan. 29, 2016	Feb. 20, 2015
Disclosure of debt securities [line items]
Issuance of debt securities	$ 17,000,000		$ 12,000,000		$ 9,000,000
Less - Current portion	(1,500,000)		(2,200,000)
Long-term portion	15,500,000		9,800,000		9,000,000
TIIE Rate Plus 24 Basis Point [Member] | Unsecured Debt GAP-15 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			2,200,000		2,200,000				$ 1,100,000	$ 1,100,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000		1,500,000		1,500,000					$ 1,500,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-20-3 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,598,000	$ 3,598,000
TIIE Rate Plus 49 Basis Point [Member] | Unsecured Debt GAP-16 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000		1,500,000		1,500,000			$ 1,500,000
TIIE Rate Plus 49 Basis Point [Member] | Unsecured Debt GAP-17 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000		1,500,000		1,500,000		$ 1,500,000
TIIE Rate Plus 44 Basis Point [Member] | Unsecured Debt GAP-17-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,300,000		2,300,000		$ 2,300,000	$ 2,300,000
TIIE Rate Plus 44 Basis Point [Member] | Unsecured Debt GAP-19 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000		$ 3,000,000	$ 3,000,000
TIIE Rate Plus 17 Basis Point [Member] | Unsecured Debt GAP 20 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000
TIIE Plus 85 Basis Points [Member] | Unsecured Debt GAP-20-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 602,000	$ 602,000